LONG-TERM DEBT AND FINANCING (Tables)	3 Months Ended
Jun. 30, 2021
LONG-TERM DEBT AND FINANCING
Schedule of detailed information about borrowings

	As at	As at
	June 30, 2021	March 31, 2021
DIP Facility (a)	$154,925	$126,735
Less: Debt issue costs (a)	(4,147)	(6,312)
Filter Group financing (b)	3,822	4,617
Credit facility - subject to compromise (c)	171,046	227,189
Term loan - subject to compromise (d)	283,986	289,904
Note Indenture - subject to compromise (e)	13,554	13,607
	623,186	655,740
Less: Current portion	(622,227)	(654,180)
	$959	$1,560

Schedule of future annual minimum principal repayments

	Less than			More than
	1 year	1–3 years	4–5 years	5 years	Total
DIP Facility (a)	$154,925	$–	$–	$–	$154,925
Less: Debt issue costs (a)	(4,147)	–	–	–	(4,147)
Filter Group financing (b)	2,863	959	–	–	3,822
Credit facility - subject to compromise (c)	171,046	–	–	–	171,046
Term Loan - subject to compromise (d)	283,986	–	–	–	283,986
Note Indenture - subject to compromise (e)	13,554	–	–	–	13,554
	$622,227	$959	$–	$–	$623,186

Schedule of of finance cost

	For the three months	For the three months
	ended	ended
	June 30, 2021	June 30, 2020
DIP Facility (a)	$7,100	$–
Filter Group financing (b)	96	206
Credit facility (c)	5,717	5,135
8.75% term loan (f)	–	9,264
6.75% $100M convertible debentures (g)	–	2,408
6.75% $160M convertible debentures (h)	–	3,496
6.5% convertible bonds (i)	–	275
Supplier finance and others	–	1,069
	$12,913	$21,853